Losses Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity and Loss Per Share [Abstract]
Schedule of basic and diluted losses per share (“EPS”)
	Three Months Ended March 31,
$ in thousands, except per share and share data	2022	2021
Numerator
Net loss	$(58,968)	$(4,056)
Denominator
Weighted-average common shares outstanding	183,949,912	9,763,675
Weighted-average impact of Project Warrants and Collaboration Warrants(1)	81,103	—
Denominator for basic EPS – weighted-average shares	184,031,015	9,763,675
Effect of dilutive securities	—	—
Denominator for diluted EPS – weighted-average shares	184,031,015	9,763,675

EPS – Basic	$(0.32)	$(0.42)
EPS – Diluted	$(0.32)	$(0.42)

(1)      The Project Warrants and Collaboration Warrants each have a $0.01 exercise price and are assumed to be exercised when vested because common shares issued for little consideration upon exercise of these warrants are included in outstanding shares for the purposes of computing basic and diluted EPS.

	Years ended December 31,
	2021 (As Restated)	2020
Numerator
Net loss	$(137,408)	$(7,437)
Denominator
Denominator for basic EPS – weighted-average shares	11,970,550	7,978,512
Effect of dilutive securities	—	—
Denominator for diluted EPS – weighted-average shares	11,970,550	7,978,512
EPS – Basic and Diluted	$(11.48)	$(0.93)